Construction Deposit (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deposits Assets, Noncurrent	$ 796,241	$ 634,830
Construction in Progress Expenditures Incurred but Not yet Paid	$ 6,160,000	$ 6,160,000